UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2012

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.)                  [ ] is a restatement.
                                                    [ ] adds new
holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Lincluden Investment Management Limited
Address:               1275 North Service Road W., Suite 607
                       Oakville, Ontario L6M3G4

Form 13F File Number: 028-11897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Alanna Sinclair-Whitty
Title:         Assistant Vice President and Secretary
Phone:         (905) 825-2457

Signature, Place, and Date of Signing:


/s/ Alanna Sinclair-Whitty     Oakville, Ontario, Canada     OCTOBER 22, 2012
[Signature]                           [City, State]                [Date]

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]         13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ]         13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total:  $1,224,685
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                  Form 13F File Number                  Name

NAME OF                           TITLE OF                VALUE    SHARES/     SH/   PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
ISSUER                            CLASS          CUSIP   $1000'S   PRN AMT     PRN   CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABB LTD.                          SPON ADR    000375204   $14,244     761,726  Shs           SOLE         0         761,726
AGNICO EAGLE MINES LTD.           COM         008474108   $15,126     291,590  Shs           SOLE         0         291,590
AMERICAN GREETINGS CORP CL A      CL A        026375105   $ 3,428     204,040  Shs           SOLE         0         204,040
APPLIED MATLS INC.                COM         038222105   $13,876   1,242,853  Shs           SOLE         0       1,242,853
BANK OF AMERICA CORPORATION       COM         060505104   $11,527   1,305,389  Shs           SOLE         0       1,305,389
BANK MONTREAL QUE                 COM         063671101   $30,547     516,900  Shs           SOLE         0         516,900
BANK NOVA SCOTIA HALIFAX          COM         064149107   $25,497     464,900  Shs           SOLE         0         464,900
BARCLAYS PLC                      ADR         06738E204   $18,821   1,140,633  Shs           SOLE         0        1,140,63
BARRICK GOLD INC.                 COM         067901108   $36,632     876,706  Shs           SOLE         0         876,706
BCE INC                           COM         05534B109   $24,066     547,045  Shs           SOLE         0         547,045
BROOKFIELD PPTYS CORP.            COM         112900105   $27,242   1,639,128  Shs           SOLE         0       1,639,128
CAE INC.                          COM         124765108   $13,942   1,301,676  Shs           SOLE         0       1,301,676
CAMECO  CORP.                     COM         13321L108   $   634      32,550  Shs           SOLE         0          32,550
CANADIAN IMPERIAL BANK OF
 COMMERCE                         COM         136069101   $24,511     313,160  Shs           SOLE         0         313,160
CANADIAN NATURAL RESOURCES LTD.   COM         136385101   $24,366     789,822  Shs           SOLE         0         789,822
CANON INC.                        SPON ADR    138006309   $   141       4,415  Shs           SOLE         0           4,415
CHINA MOBILE LIMITED              SPON ADR    16941M109   $12,597     227,549  Shs           SOLE         0         227,549
CISCO SYSTEMS INC.                COM         17275R102   $18,715     980,082  Shs           SOLE         0         980,082
COCA-COLA COMPANY                 COM         191216100   $   717      18,915  Shs           SOLE         0          18,915
CORNING INC.                      COM         219350105   $20,955   1,593,521  Shs           SOLE         0       1,593,521
DEVON ENERGY CORP.                COM         25179M103   $15,578     257,485  Shs           SOLE         0         257,485
EBAY INC.                         COM         278642103   $ 1,439      29,745  Shs           SOLE         0          29,745
EMERSON ELECTRIC COMPANY          COM         291011104   $19,453     403,008  Shs           SOLE         0         403,008
ENCANA CORP                       COM         292505104   $32,796   1,497,607  Shs           SOLE         0       1,497,607
EXXON MOBIL CORP.                 COM         30231G102   $17,988     196,694  Shs           SOLE         0         196,694
FRANCE TELECOM SA                 SPON ADR    35177Q105   $ 9,910     811,000  Shs           SOLE         0         811,000
GENERAL MOTORS CORP.              COM         37045V100   $19,248     846,080  Shs           SOLE         0         846,080
GLAXOSMITHKLINE PLC               SPON ADR    37733W105   $15,161     327,870  Shs           SOLE         0         327,870
HONEYWELL INTL INC                COM         438516106   $15,541     260,108  Shs           SOLE         0         260,108
ING GROEP N V                     SPON ADR    456837103   $13,599   1,723,607  Shs           SOLE         0       1,723,607
JOHNSON & JOHNSON                 COM         478160104   $22,414     325,270  Shs           SOLE         0         325,270
JP MORGAN CHASE & CO              COM         46625H100   $13,965     344,988  Shs           SOLE         0         344,988
MAGNA INTL INC                    COM         559222401   $32,526     752,240  Shs           SOLE         0         752,240
MANULIFE FINL CORP                COM         56501R106   $42,086   3,491,710  Shs           SOLE         0       3,491,710
MERCK & CO. INC.                  COM         58933Y105   $   440       9,770  Shs           SOLE         0           9,770
METLIFE INC.                      COM         59156R108   $11,974     347,466  Shs           SOLE         0         347,466
MICROSOFT CORP.                   COM         594918104   $25,109     843,716  Shs           SOLE         0         843,716
MORGAN STANLEY                    COM         617446448   $17,327   1,035,079  Shs           SOLE         0       1,035,079
NTT DOCOMO INC.                   SPON ADR    62942M201   $   802      49,605  Shs           SOLE         0          49,605
ORACLE CORP                       COM         68389X105   $12,640     401,785  Shs           SOLE         0         401,785
PENGROWTH ENERGY CORP.            COM         7006P104    $   593      87,925  Shs           SOLE         0          87,925
PENN WEST PETE LTD NEW            COM         707887105   $   842      59,165  Shs           SOLE         0          59,165
PETROLEO BRASILEIRO SA PETRO      SPON ADR    71654V408   $13,701     597,380  Shs           SOLE         0         597,380
PFIZER INC                        COM         717081103   $20,157     811,128  Shs           SOLE         0         811,128
PROCTER & GAMBLE CO               COM         742718109   $16,793     242,110  Shs           SOLE         0         242,110
RESEARCH IN MOTION LTD.           COM         760975102   $ 9,948   1,300,560  Shs           SOLE         0       1,300,560
ROGERS COMMUNICATIONS INC         CL B        775109200   $29,638     732,130  Shs           SOLE         0         732,130
ROYAL BANK OF CANADA              COM         780087102   $44,074     766,373  Shs           SOLE         0         766,373
SANOFI AVENTIS                    SPON ADR    80105N105   $22,222     516,068  Shs           SOLE         0         516,068
SAP AG                            SPON ADR    803054204   $ 8,726     122,330  Shs           SOLE         0         122,330
SHAW COMMUNICATIONS               CL B CONV   82028K200   $19,770     966,030  Shs           SOLE         0         966,030
SIEMENS AG                        SPON ADR    826197501   $16,873     168,473  Shs           SOLE         0         168,473
STAPLES INC.                      COM         855030102   $16,332   1,417,727  Shs           SOLE         0       1,417,727
SUN LIFE FINL INC.                COM         866796105   $32,628   1,405,710  Shs           SOLE         0       1,405,710
SUNCOR ENERGY INC                 COM         867229106   $28,124     854,965  Shs           SOLE         0         854,965
SYMANTEC CORP.                    COM         871503108   $ 7,098     394,890  Shs           SOLE         0         394,890
TALISMAN ENERGY INC               COM         87425E103   $40,144   3,003,643  Shs           SOLE         0       3,003,643
TECK RESOURCES LTD.               CL B        878742204   $16,796     569,210  Shs           SOLE         0         569,210
TELUS CORP.                       NON -VTG    87971M202   $   696      11,130  Shs           SOLE         0         11,130
TEXAS INSTRUMENTS INC.            COM         882508104   $10,651     386,545  Shs           SOLE         0         386,545
THOMSON REUTERS CORP              COM         884903105   $33,130   1,146,090  Shs           SOLE         0       1,146,090
TORONTO DOMINION BK ONT           COM NEW     891160509   $49,411     592,485  Shs           SOLE         0         592,485
TOTAL S A                         SPON ADR    89151E109   $11,462     228,785  Shs           SOLE         0         228,785
VERIZON COMMUNICATIONS            COM         92343V104   $23,521     516,147  Shs           SOLE         0         516,147
VODAFONE GROUP PLC                SPON ADR    92857W209   $11,134     390,650  Shs           SOLE         0         390,650
WAL MART STORES INC               COM         931142103   $10,552     142,985  Shs           SOLE         0         142,985
WALGREEN CO.                      COM         931422109   $18,628     511,194  Shs           SOLE         0         511,194
WELLS FARGO & CO NEW              COM         949746101   $20,432     591,727  Shs           SOLE         0         591,727
ZIMMER HOLDINGS INC.              COM         98956P102   $13,031     192,710  Shs           SOLE         0         192,710
